FIS Bright Portfolios Focused Equity ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Automobiles - 1.9%
Tesla, Inc. (a)	5,335	$1,781,196

Beverages - 2.6%
Coca-Cola Consolidated, Inc.	20,467	2,399,551

Biotechnology - 5.6%
AbbVie, Inc.	12,867	2,707,217
Amgen, Inc.	4,185	1,204,066
Vertex Pharmaceuticals, Inc. (a)	3,588	1,402,980
		5,314,263

Capital Markets - 3.1%
Moody's Corp.	3,411	1,738,791
S&P Global, Inc.	2,172	1,191,212
		2,930,003

Chemicals - 6.4%
DuPont de Nemours, Inc.	31,942	2,456,979
Linde PLC	7,493	3,583,827
		6,040,806

Commercial Services & Supplies - 1.9%
Waste Management, Inc.	7,825	1,771,502

Communications Equipment - 8.9%
Arista Networks, Inc. (a)	27,420	3,744,201
Cisco Systems, Inc.	67,664	4,674,906
		8,419,107

Electric Utilities - 0.7%
NRG Energy, Inc.	4,813	700,580

Electrical Equipment - 1.9%
Eaton Corp. PLC	4,981	1,739,066

Ground Transportation - 2.6%
Uber Technologies, Inc. (a)	25,580	2,398,125

Health Care Equipment & Supplies - 4.5%
Abbott Laboratories	18,203	2,414,810
Stryker Corp.	4,747	1,858,023
		4,272,833

Health Care Providers & Services - 1.3%
DaVita, Inc. (a)	9,118	1,256,096

Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp.	3,391	641,272

Insurance - 6.4%
Allstate Corp.	8,541	1,737,666
Chubb Ltd.	4,436	1,220,211
Travelers Cos., Inc.	4,542	1,233,198
W.R. Berkley Corp.	24,978	1,790,673
		5,981,748

Machinery - 5.4%
Caterpillar, Inc.	4,329	1,814,024
Cummins, Inc.	5,233	2,085,037
Illinois Tool Works, Inc.	4,613	1,220,830
		5,119,891

Metals & Mining - 1.4%
Nucor Corp.	8,557	1,272,683

Oil, Gas & Consumable Fuels - 3.2%
EOG Resources, Inc.	4,714	588,401
EQT Corp.	10,869	563,449
Exxon Mobil Corp.	11,409	1,303,935
Targa Resources Corp.	3,414	572,733
		3,028,518

Pharmaceuticals - 2.7%
Eli Lilly & Co.	3,478	2,547,913

Semiconductors & Semiconductor Equipment - 14.7%
Advanced Micro Devices, Inc. (a)	8,320	1,353,082
Broadcom, Inc.	17,480	5,198,377
NVIDIA Corp.	41,768	7,275,150
		13,826,609

Software - 14.9%
Adobe, Inc. (a)	3,479	1,240,959
Crowdstrike Holdings, Inc. - Class A (a)	1,331	563,945
Oracle Corp.	15,960	3,609,035
Palo Alto Networks, Inc. (a)	24,077	4,587,150
Salesforce, Inc.	10,013	2,565,831
ServiceNow, Inc. (a)	1,541	1,413,806
		13,980,726

Specialty Retail - 4.5%
O'Reilly Automotive, Inc. (a)	17,414	1,805,483
TJX Cos., Inc.	17,514	2,392,588
		4,198,071
TOTAL COMMON STOCKS (Cost $79,736,873)		89,620,559

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 4.7%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.20%(b)	4,465,874	4,465,874
TOTAL MONEY MARKET FUNDS (Cost $4,465,874)		4,465,874

TOTAL INVESTMENTS - 100.0% (Cost $84,202,747)		94,086,433
Other Assets in Excess of Liabilities - 0.0% (c)		35,670
TOTAL NET ASSETS - 100.0%		$94,122,103
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(c)	Represents less than 0.05% of net assets.

FIS Bright Portfolios Focused Equity ETF
Notes to Quarterly Schedule of Investments
August 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$89,620,559	$–	$–	$89,620,559
Money Market Funds	4,465,874	–	–	4,465,874
Total Investments	$94,086,433	$–	$–	$94,086,433

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of August 31, 2025
(% of Net Assets)

United States	$91,127,156	96.8%
Ireland	1,739,066	1.9
Switzerland	1,220,211	1.3
Other Assets in Excess of Liabilities	35,670	0.0 (a)
	$94,122,103	100.0%

(a)	Represents less than 0.05% of net assets.

Sector Classification as of August 31, 2025
(% of Net Assets)

Information Technology	$36,226,442	38.5%
Health Care	13,391,105	14.2
Industrials	11,028,584	11.8
Financials	8,911,751	9.5
Materials	7,313,489	7.8
Consumer Discretionary	5,979,267	6.3
Energy	3,028,518	3.2
Consumer Staples	2,399,551	2.6
Utilities	1,341,852	1.4
Money Market Funds	4,465,874	4.7
Other Assets in Excess of Liabilities	35,670	0.0 (a)
	94,122,103	100.0%

(a)	Represents less than 0.05% of net assets.